Consolidated Statements of Changes in Equity - USD ($)	Total	Share capital	Contributed surplus	Deficit	Cumulative translation adjustment
Number of shares outstanding at beginning of period (in shares) at Dec. 31, 2021		190,002,712
Conversion Option, Beginning balance at Dec. 31, 2021	$ 368,681,834	$ 418,709,160	$ 122,637,796	$ (169,755,726)	$ (2,909,396)
Share-based compensation	12,349,758		12,349,758
Shares issued pursuant to exercise of stock options and warrants (in shares)		45,421
Shares issued pursuant to exercise of stock options and warrants	3,798	$ 625,688	(621,890)
Issuance of shares though "at-the-market" equity program (in shares)		8,346,789
Issuance of shares through "at-the-market" equity program	29,351,308	$ 29,351,308
Issuance of shares though the December 2022 Offering (in shares)		19,685,040
Issuance of shares through the December 2022 Offering	27,264,038	$ 27,264,038
Net earnings (loss)	17,775,766			17,775,766
Other comprehensive income (loss)
Foreign currency translation adjustment	(18,309,729)				(18,309,729)
Number of shares outstanding at end of period (in shares) at Dec. 31, 2022		218,079,962
Conversion Option, Ending balance at Dec. 31, 2022	437,116,773	$ 475,950,194	134,365,664	(151,979,960)	(21,219,125)
Share-based compensation	5,203,521		5,203,521
Shares issued pursuant to exercise of stock options and warrants	33,149	$ 33,149
Issuance of shares though "at-the-market" equity program (in shares)		4,894,060
Issuance of shares through "at-the-market" equity program	8,580,405	$ 8,580,405
Issuance of shares though the December 2022 Offering (in shares)		2,952,755
Issuance of shares through the December 2022 Offering	4,175,836	$ 4,175,836
Issuance of shares related to closing fee of convertible debenture financing (in shares)		258,155
Issuance of shares related to closing fee of convertible debenture financing	623,336	$ 623,336
Net earnings (loss)	(103,766,137)			(103,766,137)
Other comprehensive income (loss)
Foreign currency translation adjustment	6,947,108				6,947,108
Number of shares outstanding at end of period (in shares) at Dec. 31, 2023		226,184,932
Conversion Option, Ending balance at Dec. 31, 2023	$ 358,913,991	$ 489,362,920	$ 139,569,185	$ (255,746,097)	$ (14,272,017)